UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2025-R1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Carla Schriver, (212) 902-3513
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 25, 2025

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Report
Schedule 5 – Supplemental Data
Schedule 6 – ASF Addendum – Business Purpose
Schedule 7 – Data Compare Report
Schedule 8 – Modification Extract
Schedule 9 – Modification Only Extract
Schedule 10 – Extension Deferment
Schedule 11 – Collection Comments Report

99.2	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – ATR QM Report
Schedule 3 – Tape Compare Report
Schedule 4 – Grades Report
Schedule 5 – Data Report
Schedule 6 – Valuation Report
Schedule 7 – Exceptions Report
Schedule 8 – Mortgaged Properties Data Report

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Non-ATR QM
Schedule 5 – Rating Agency ATR
Schedule 6 – Standard Upload
Schedule 7 – Valuations Summary
Schedule 8 – Waived Conditions

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Loan Level Exceptions
Schedule 4 – Exception Level
Schedule 5 – Supplemental Data
Schedule 6 – QM-ATR
Schedule 7 – ASF Addendum - Business Purpose
Schedule 8 – Valuation Summary